                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                        New York, New York 10281-1008

                                                February 1, 2006

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Limited-Term Government Fund (the “Registrant”)
            Reg. No. 33-02769; File No. 811-3105
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of
Additional Information of the Registrant, dated January 27, 2006, no changes were made to the Prospectus and the Statement of Additional Information
contained in Post-Effective Amendment No. 37 to the Registrant’s Registration
Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 27, 2006.

      Please direct any questions regarding this filing to the attention of the undersigned.

                                    Very truly yours,

                                    /s/ Deborah A. Sullivan
                                    Deborah A. Sullivan
                                    Vice President & Assistant Counsel
                                    212-323-0602

cc: Myer, Swanson, Adams & Wolf, P.C.
    Bell, Boyd & Lloyd LLC
    Deloitte & Touche LLP
    Gloria LaFond
    Nancy S. Vann